UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2004


Check here if Amendment []; Amendment Number:
This Amendment (Check one): [] is a restatement
                            [] adds new holdings entries


Institutional Investment Manager Filing this Report:

Longfellow Investment Management, Co. Limited Partnership
295 Devonshire Street
Boston, MA 02110

13F File Number: 028-10136


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:  David W. Seeley
Title: President, LIM Corp.,
       General Partner,
       Longfellow Investment Management, Co. Limited Partnership
Phone: 617-695-3504

Signature, Place, and date of signing:
David W. Seeley, Boston, MA, April 20, 2004


Report Type:   [x]13F HOLDINGS REPORT
               [ ]13F NOTICE
               [ ]13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:         NONE
Form 13F Information Table Entry Total:    38
Form 13F information Table Value Total:    $155,605

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Wireless Services Inc.    COM              00209A106     5699   418700 SH       SOLE                   418700
American Management Systems In COM              027352103     6661   347300 SH       SOLE                   347300
Ashanti Goldfields Company Ltd Glob Dep Rcpt    043743202     4361   358610 SH       SOLE                   358610
Barnesandnoble.com             Cl A             067846105     3014   994800 SH       SOLE                   994800
CIMA Labs Inc.                 COM              171796105     9253   294400 SH       SOLE                   294400
CNA Surety Corporation         COM              12612L108      179    16165 SH       SOLE                    16165
Cablevision Systems New York G Cl A NY Cablvs   12686c109     1711    74762 SH       SOLE                    74762
Charter Communications, Inc.   Cl A             16117m107     3114   659820 SH       SOLE                   659820
Cole National Corporation      Cl A             193290103     1796    81400 SH       SOLE                    81400
Computer Horizons Corp.        COM              205908106     4238   985466 SH       SOLE                   985466
DIRECTV Group, Inc.            COM              25459L106     3869   251561 SH       SOLE                   251561
Extended Stay America, Inc.    COM              30224p101     3390   175000 SH       SOLE                   175000
FleetBoston Financial Corporat COM              339030108     3668    81700 SH       SOLE                    81700
FloridaFirst Bancorp, Inc.     COM              343258109     3445   127698 SH       SOLE                   127698
Genesis Microchip Incorporated COM              37184c103     3223   192400 SH       SOLE                   192400
Gundle/SLT Environmental Inc.  COM              402809107     2544   138100 SH       SOLE                   138100
Heartland Express, Inc.        COM              422347104     1511    66300 SH       SOLE                    66300
Hollywood Entertainment Corpor COM              436141105     3254   240000 SH       SOLE                   240000
ILEX Oncology, inc.            COM              451923106     6083   254300 SH       SOLE                   254300
Millennium Chemicals Inc.      COM              599903101     1150    77000 SH       SOLE                    77000
Monolithic System Technology I COM              609842109     7740   578032 SH       SOLE                   578032
NPTest Holding Corp.           COM              67019a105      628    41500 SH       SOLE                    41500
NetScreen Technologies, Inc.   COM              64117v107     8301   227800 SH       SOLE                   227800
Novadigm, Inc.                 COM              669937104      699   114745 SH       SOLE                   114745
PeopleSoft, Inc.               COM              712713106     5207   281600 SH       SOLE                   281600
Playtex Products, Inc.         COM              72813p100     2895   418915 SH       SOLE                   418915
RMH Teleservices, Inc.         COM              749938106     3325   658430 SH       SOLE                   658430
Sanchez Computer Associates, I COM              799702105     6807  1040869 SH       SOLE                  1040869
Sprint Corp (PCS Group)        PCS COM Ser 1    852061506     9522  1035000 SH       SOLE                  1035000
Summit America Television Inc. COM              86600t109     2217   548712 SH       SOLE                   548712
The MONY Group Inc.            COM              615337102     5741   182600 SH       SOLE                   182600
The News Corporation Limited A SP ADR PFD       652487802      892    28134 SH       SOLE                    28134
The Titan Corporation          COM              888266103     9820   486400 SH       SOLE                   486400
The Walt Disney Company        COM DISNEY       254687106     3748   150000 SH       SOLE                   150000
Therasense Inc.                COM              883381105     7597   281800 SH       SOLE                   281800
Unisource Energy Corporation   COM              909205106     4457   181400 SH       SOLE                   181400
United States Steel Corporatio COM              912909108     3777   101350 SH       SOLE                   101350
Wheaton River Minerals Ltd.    COM              962902102       68    20000 SH       SOLE                    20000